UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 60.1%
Financials - 21.3%
Banks - 17.2%
Agricultural Bank of China Ltd.-Class H (a)	1,220,000	$576,595
Banca Transilvania SA (a)	805,900	542,160
Bangkok Bank PCL	9,500	55,093
Bangkok Bank PCL (NVDR)	20,400	111,012
Bank of China Ltd.-Class H (a)	1,910,000	936,601
Bank of Communications Co., Ltd.-Class H	70,000	49,383
China Construction Bank Corp.-Class H	764,000	594,122
China Everbright Bank Co., Ltd.-Class H	662,000	309,353
Chongqing Rural Commercial Bank Co., Ltd.-Class H	1,050,000	708,145
DGB Financial Group, Inc.	55,640	573,631
Hana Financial Group, Inc.	33,840	1,336,426
HDFC Bank Ltd. (ADR)	3,760	327,007
HSBC Holdings PLC	48,000	445,939
Industrial & Commercial Bank of China Ltd.-Class H (a)	2,042,000	1,378,110
Industrial Bank of Korea	71,660	891,851
Itausa - Investimentos Itau SA	110	287
Itausa - Investimentos Itau SA (Preference Shares)	203,827	554,958
KB Financial Group, Inc.	25,390	1,281,947
OTP Bank PLC	14,200	475,266
Shinhan Financial Group Co., Ltd.	9,950	429,295
Turkiye Halk Bankasi AS	46,680	174,456
Turkiye Is Bankasi - Class C	397,190	841,048
Woori Bank	84,440	1,360,235

		13,952,920

Capital Markets - 1.5%
China Everbright Ltd.	180,000	391,483
Meritz Securities Co., Ltd.	111,890	495,276
NH Investment & Securities Co., Ltd.	26,230	340,333

		1,227,092

Consumer Finance - 0.3%
Samsung Card Co., Ltd.	5,520	188,605

Diversified Financial Services - 1.9%
Fubon Financial Holding Co., Ltd. (a)	120,000	190,958
Power Finance Corp., Ltd.	292,070	556,265
Rural Electrification Corp. Ltd.	303,680	807,065

		1,554,288

Insurance - 0.4%
Dongbu Insurance Co., Ltd.	620	36,846
Powszechny Zaklad Ubezpieczen SA	25,570	307,649

		344,495

		17,267,400

Information Technology - 12.8%
Electronic Equipment, Instruments & Components - 5.0%
Hon Hai Precision Industry Co., Ltd.	233,415	897,245
Innolux Corp.	970,000	506,453
Kingboard Chemical Holdings Ltd.	381,500	1,518,656

Company	Shares	U.S. $ Value
Tripod Technology Corp.	297,000	$946,022
WPG Holdings Ltd.	103,000	137,405
Zhen Ding Technology Holding Ltd.	20,000	47,355

		4,053,136

Internet Software & Services - 0.5%
NetEase, Inc. (ADR)	1,000	300,630
Tencent Holdings Ltd.	3,900	139,912

		440,542

Semiconductors & Semiconductor Equipment - 2.7%
Hua Hong Semiconductor Ltd. (b)	205,000	278,052
Hyundai Robotics Co., Ltd. (a)	182	61,481
Novatek Microelectronics Corp.	221,000	892,397
Realtek Semiconductor Corp.	47,000	169,051
Taiwan Semiconductor Manufacturing Co., Ltd.	55,000	375,772
Vanguard International Semiconductor Corp. (a)	27,000	53,233
Winbond Electronics Corp.	525,000	314,540

		2,144,526

Technology Hardware, Storage & Peripherals - 4.6%
Asustek Computer, Inc.	57,000	538,351
Foxconn Technology Co., Ltd.	104,000	313,674
Lite-On Technology Corp.	106,068	174,103
Pegatron Corp.	205,000	641,283
Quanta Computer, Inc.	120,000	283,862
Samsung Electronics Co., Ltd.	425	885,199
Samsung Electronics Co., Ltd. (Preference Shares)	220	358,710
Wistron Corp.	546,170	555,186

		3,750,368

		10,388,572

Industrials - 9.2%
Airlines - 1.0%
Air Arabia PJSC	1,150,190	318,656
Air China Ltd.-Class H	200,000	206,150
China Southern Airlines Co., Ltd. (a)	310,000	262,001

		786,807

Building Products - 0.8%
Asahi Glass Co., Ltd.	15,000	633,493

Construction & Engineering - 0.2%
Voltas Ltd.	25,749	182,325

Electrical Equipment - 0.3%
Hyundai Electric & Energy System Co., Ltd. (a)	56	15,246
Walsin Lihwa Corp.	554,000	244,200

		259,446

Industrial Conglomerates - 0.2%
Far Eastern New Century Corp.	148,000	120,321

Machinery - 1.9%
Hyundai Construction Equipment Co., Ltd. (a)	54	16,236

Company	Shares	U.S. $ Value
Hyundai Heavy Industries Co., Ltd. (a)	857	$132,500
Sinotruk Hong Kong Ltd.	460,000	333,748
Yangzijiang Shipbuilding Holdings Ltd.	1,258,000	1,087,074

		1,569,558

Trading Companies & Distributors - 3.7%
Marubeni Corp.	328,600	2,128,886
Sumitomo Corp.	66,400	865,867

		2,994,753

Transportation Infrastructure - 1.1%
Jiangsu Expressway Co., Ltd.-Class H	360,000	507,887
Zhejiang Expressway Co., Ltd.-Class H	320,000	418,000

		925,887

		7,472,590

Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
China Petroleum & Chemical Corp.-Class H	694,000	543,403
Cosan SA Industria e Comercio	37,100	387,249
Gazprom PJSC (Sponsored ADR)	98,380	392,044
LUKOIL PJSC (Sponsored ADR)	24,910	1,215,359
MOL Hungarian Oil & Gas PLC	9,550	750,079
Tatneft PJSC (Sponsored ADR)	16,720	630,356
YPF SA (Sponsored ADR)	9,320	204,108

		4,122,598

Materials - 3.8%
Chemicals - 1.9%
Formosa Chemicals & Fibre Corp.	32,000	100,390
Hyosung Corp.	3,600	527,181
Mitsubishi Gas Chemical Co., Inc.	7,700	163,543
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	1,208,000	646,442
Ube Industries Ltd.	45,000	116,159

		1,553,715

Metals & Mining - 1.9%
Eregli Demir ve Celik Fabrikalari TAS	77,930	156,111
Fortescue Metals Group Ltd.	86,900	347,869
Novolipetsk Steel PJSC (GDR) (b)	11,360	219,687
POSCO	2,440	611,201
Severstal PJSC (GDR) (b)	3,220	42,211
Vedanta Ltd. (ADR)	8,716	135,272

		1,512,351

		3,066,066

Consumer Discretionary - 2.9%
Auto Components - 0.4%
Motherson Sumi Systems Ltd. (a)	44,870	320,318

Automobiles - 0.9%
Dongfeng Motor Group Co., Ltd.-Class H	354,000	418,328
Kia Motors Corp.	8,030	268,168

		686,496

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.3%
TAL Education Group (ADR)	2,180	$266,636

Household Durables - 0.5%
Skyworth Digital Holdings Ltd.	688,000	427,171

Media - 0.2%
Sun TV Network Ltd.	14,560	183,983

Textiles, Apparel & Luxury Goods - 0.6%
Luthai Textile Co., Ltd.-Class B	195,586	214,689
Pacific Textiles Holdings Ltd.	205,000	236,530
Pou Chen Corp.	27,000	37,337

		488,556

		2,373,160

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.7%
China Communications Services Corp. Ltd.-Class H	1,138,000	655,520
China Telecom Corp., Ltd.-Class H	182,000	86,425
China Unicom Hong Kong Ltd. (a)	40,000	59,375
Chunghwa Telecom Co., Ltd.	34,000	120,615
Jasmine Broadband Internet Infrastructure Fund	595,900	196,470
KT Corp. (Sponsored ADR)	16,660	277,222

		1,395,627

Wireless Telecommunication Services - 0.1%
China Mobile Ltd.	10,500	111,319

		1,506,946

Utilities - 1.7%
Electric Utilities - 0.5%
Cia Energetica de Minas Gerais (Preference Shares)	157,000	382,915
Korea Electric Power Corp.	1,520	54,203

		437,118

Independent Power and Renewable Electricity Producers - 1.2%
Datang International Power Generation Co., Ltd.-Class H	864,000	275,456
Huadian Power International Corp., Ltd.-Class H (a)	1,024,000	457,666
Huaneng Power International, Inc.-Class H	112,000	77,775
NHPC Ltd.	265,743	129,262

		940,159

		1,377,277

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aldar Properties PJSC	221,990	138,534
CIFI Holdings Group Co., Ltd.	968,000	430,511
Wharf Holdings Ltd. (The)	9,000	74,472

		643,517

Company	Shares		U.S. $ Value
Consumer Staples - 0.6%
Food Products - 0.2%
Uni-President Enterprises Corp.		78,000	$156,338

Tobacco - 0.4%
ITC Ltd.		67,520	337,086

			493,424

Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt		2,240	58,561

Total Common Stocks (cost $43,934,396)			48,770,111

	Principal Amount (000)
FIXED INCOME SECURITIES - 26.2%
Sovereign Bonds - 12.8%
Argentine Republic Government International Bond
5.625%, 1/26/22	U.S.$	240	246,000
6.875%, 1/26/27		205	212,380
7.50%, 4/22/26		664	715,460
Bahrain Government International Bond
7.00%, 10/12/28 (b)		200	202,000
Dominican Republic International Bond
5.875%, 4/18/24 (b)		225	237,937
Ecuador Government International Bond
9.65%, 12/13/26 (b)		400	401,500
Egypt Government International Bond
6.125%, 1/31/22 (b)		200	204,250
El Salvador Government International Bond
6.375%, 1/18/27 (b)		49	44,161
7.65%, 6/15/35 (b)		76	71,250
8.625%, 2/28/29 (b)		139	144,386
Ethiopia International Bond
6.625%, 12/11/24 (b)		203	200,463
Hungary Government International Bond
5.75%, 11/22/23		146	167,170
Indonesia Government International Bond
3.375%, 4/15/23 (b)		644	647,220
Ivory Coast Government International Bond
5.75%, 12/31/32 (b)		125	120,275
6.125%, 6/15/33		200	192,500
Jamaica Government International Bond
8.00%, 3/15/39		108	127,305
Kazakhstan Government International Bond
4.875%, 10/14/44 (b)		200	197,000
Lebanon Government International Bond
8.25%, 4/12/21 (b)		78	84,143
Series E
6.10%, 10/04/22 (b)		216	216,270

Company	Principal Amount (000)		U.S. $ Value
Mexico Government International Bond
4.00%, 10/02/23	U.S.$	72	$75,420
4.125%, 1/21/26		286	297,297
4.75%, 3/08/44		300	300,300
Panama Government International Bond
4.00%, 9/22/24		200	209,500
Perusahaan Penerbit SBSN Indonesia III
4.35%, 9/10/24 (b)		200	208,750
Peruvian Government International Bond
4.125%, 8/25/27		78	84,825
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		141	144,316
Republic of Azerbaijan International Bond
4.75%, 3/18/24 (b)		200	200,000
Republic of South Africa Government International Bond
4.665%, 1/17/24		115	116,438
5.50%, 3/09/20		128	135,520
5.875%, 9/16/25		200	215,500
Russian Foreign Bond - Eurobond
4.875%, 9/16/23 (b)		400	429,500
5.00%, 4/29/20 (b)		100	106,000
5.625%, 4/04/42 (b)		200	216,400
Senegal Government International Bond
6.25%, 5/23/33 (b)		200	202,500
Sri Lanka Government International Bond
6.25%, 7/27/21 (b)		200	211,750
Tanzania Government International Bond
7.421% (LIBOR 6 Month + 6.00%), 3/09/20 (b)(c)		133	139,833
Trinidad & Tobago Government International Bond
4.50%, 8/04/26 (b)		200	195,250
Turkey Government International Bond
3.25%, 3/23/23		230	215,855
4.875%, 10/09/26-4/16/43		400	374,494
5.75%, 5/11/47		200	195,500
6.00%, 3/25/27		272	289,680
7.00%, 6/05/20		95	103,906
7.375%, 2/05/25		193	223,639
Ukraine Government International Bond
7.75%, 9/01/22-9/01/24 (b)		864	859,802
Uruguay Government International Bond
4.375%, 10/27/27		18	19,349
5.10%, 6/18/50		43	43,806
Venezuela Government International Bond
9.00%, 5/07/23 (b)		143	63,591

Company	Principal Amount (000)		U.S. $ Value
9.25%, 5/07/28 (b)	U.S.$	88	$39,117

Total Sovereign Bonds (cost $10,204,466)			10,349,508

Treasury Bonds - 3.0%
Colombian TES
Series B
7.00%, 5/04/22	COP	545,100	186,753
10.00%, 7/24/24		454,000	181,035
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	8,961	492,262
8.00%, 6/11/20		2,194	125,427
Peru Government Bond
6.35%, 8/12/28	PEN	170	55,640
6.95%, 8/12/31		386	131,133
Peruvian Government International Bond
6.35%, 8/12/28 (b)		709	232,050
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30	ZAR	747	51,637
Series 2048
8.75%, 2/28/48		5,184	353,476
Series R 186
10.50%, 12/21/26		4,286	363,341
Uruguay Government International Bond
9.875%, 6/20/22 (b)	UYU	6,815	246,748

Total Treasury Bonds (cost $2,309,926)			2,419,502

Quasi-Sovereign Bonds - 2.8%
China Development Bank
2.625%, 1/24/22 (b)	U.S.$	200	198,500
Magyar Export-Import Bank Zrt
4.00%, 1/30/20 (b)		200	206,500
Petroleos de Venezuela SA
6.00%, 11/15/26 (b)		154	56,287
9.00%, 11/17/21 (b)		128	62,617
Petroleos Mexicanos
4.25%, 1/15/25		48	46,680
4.878% (LIBOR 3 Month + 3.65%), 3/11/22 (b)(c)		405	437,248
5.50%, 6/27/44		62	54,498
5.625%, 1/23/46		44	39,006
6.75%, 9/21/47		254	256,192
6.875%, 8/04/26		297	329,640
State Grid Overseas Investment 2016 Ltd.
2.75%, 5/04/22 (b)		200	199,000
Trade & Development Bank of Mongolia LLC
9.375%, 5/19/20 (b)		200	212,000

Company	Principal Amount (000)		U.S. $ Value
Trinidad Generation UnLtd.
5.25%, 11/04/27 (b)	U.S.$	200	$199,000

Total Quasi-Sovereign Bonds (cost $2,218,530)			2,297,168

Emerging Markets - Treasuries - 2.3%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	444	29,710
16.00%, 10/17/23		1,322	85,571
18.20%, 10/03/21		2,737	174,375
21.20%, 9/19/18		1,230	74,337
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/25	BRL	2,310	684,997
Dominican Republic International Bond
16.00%, 7/10/20 (d)	DOP	7,100	172,838
Sri Lanka Government Bonds
Series A
10.75%, 3/01/21	LKR	15,000	96,204
11.50%, 8/01/26		49,000	319,452
Turkey Government Bond
8.00%, 3/12/25	TRY	880	220,285

Total Emerging Markets - Treasuries (cost $1,804,696)			1,857,769

Inflation-Linked Securities - 2.3%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/22-8/15/50	BRL	451	423,233
Mexican Udibonos
Series S
4.00%, 6/13/19	MXN	2,848	159,486
U.S. Treasury Inflation Index
0.375%, 1/15/27 (TIPS)	U.S.$	1,297	1,274,633

Total Inflation-Linked Securities (cost $1,873,211)			1,857,352

Corporate Bonds - 2.3%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (b)(e)		200	202,000
Ecopetrol SA
5.875%, 9/18/23		365	398,580
Housing Development Finance Corp., Ltd.
Series G
7.875%, 8/21/19 (b)	INR	10,000	157,103
Indiabulls Housing Finance Ltd.
8.567%, 10/15/19 (b)		10,000	152,740
Minerva Luxembourg SA
6.50%, 9/20/26 (b)	U.S.$	200	194,750
Odebrecht Finance Ltd.
7.125%, 6/26/42 (b)		200	80,500
Petrobras Global Finance BV
6.125%, 1/17/22		35	36,095
6.25%, 3/17/24		128	130,243
6.85%, 6/05/15		23	20,310

Company	Principal Amount (000)		U.S. $ Value
8.75%, 5/23/26	U.S.$	52	$59,742
Tonon Luxembourg SA
9.25%, 1/24/20 (a)(d)(f)(g)		285	11,399
Unifin Financiera SAB de CV SOFOM
ENR
7.00%, 1/15/25 (b)		200	196,750
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (a)(d)(f)		202	15,150
VM Holding SA
5.375%, 5/04/27 (b)		200	201,940

Total Corporate Bonds (cost $2,218,032)			1,857,302

Regional Bonds - 0.7%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (b)		150	154,500
9.125%, 3/16/24 (b)		150	169,125
Provincia de Cordoba
7.125%, 6/10/21 (b)		150	158,625
Provincia de Neuquen Argentina
7.50%, 4/27/25 (b)		68	69,360

Total Regional Bonds (cost $533,102)			551,610

Total Fixed Income (cost $21,161,963)			21,190,211

	Shares
INVESTMENT COMPANIES - 0.7%
Funds and Investment Trusts - 0.7% (h)
iShares MSCI Brazil Capped ETF		7,330	250,246
VFMVN30 ETF Fund (a)		516,760	285,568

Total Investment Companies (cost $459,242)			535,814

SHORT-TERM INVESTMENTS - 8.4%
Investment Companies - 7.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.79% (h)(i) (cost $6,166,374)		6,166,374	6,166,374

	Principal Amount (000)
Time Deposits - 0.4%
BBH, Grand Cayman
(0.567)%, 7/03/17	EUR	3	2,950
0.01%, 7/03/17	SGD	5	3,697
0.05%, 7/04/17	CAD	1	597
0.05%, 7/03/17	GBP	1	1,678
0.073%, 7/03/17	NOK	2	206
0.418%, 7/03/17	AUD	7	5,258
5.75%, 7/03/17	ZAR	250	19,107

Company	Principal Amount (000)		U.S. $ Value
BNP Paribas, Paris
0.005%, 7/03/17	HKD	410	$52,533
Sumitomo, Tokyo
(0.26)%, 7/03/17	JPY	4,385	38,984
0.58%, 7/03/17	U.S.$	214	214,409

Total Time Deposits (cost $340,073)			339,419

Sovereign Bonds - 0.3%
HSBC Bank PLC, Zero Coupon, 11/02/17 (b) (cost $291,968)	EGP	5,575	287,826

Treasury Bonds - 0.1%
Nigeria Treasury Bill Series 364D, 0.01%, 07/20/17 (cost $47,945)	NGN	15,193	47,972

Total Short-Term Investments (cost $6,846,360)			6,841,591

Total Investments - 95.4% (cost $72,401,961) (j)			77,337,727
Other assets less liabilities - 4.6%			3,733,021

Net Assets - 100.0%			$81,070,748

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50	72	July 2017	$821,718	$818,113	$(3,605)
Mini MSCI Emerging Markets Index Futures	159	September 2017	7,965,525	8,018,764	53,239
U.S. T-Note 10 Yr (CBT) Futures	12	September 2017	1,509,094	1,506,375	(2,719)
U.S. T-Note 5 Yr (CBT) Futures	14	September 2017	1,653,375	1,649,703	(3,672)
U.S. Ultra Bond (CBT) Futures	13	September 2017	2,125,687	2,156,375	30,688

					$73,931

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	87	CNH	598	9/15/17	$255
Australia and New Zealand Banking Group Ltd.	USD	2,372	CNY	16,219	9/15/17	9,314
Bank of America, NA	BRL	2,072	USD	619	7/05/17	(6,280)
Bank of America, NA	BRL	7,278	USD	2,202	7/05/17	4,682

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,825	BRL	9,350	7/05/17	$(2,556)
Bank of America, NA	COP	1,229,772	USD	399	9/15/17	(359)
Bank of America, NA	KRW	2,379,907	USD	2,104	9/15/17	23,788
Bank of America, NA	PHP	14,599	USD	288	9/15/17	385
Bank of America, NA	USD	1,374	INR	89,220	9/15/17	(4,618)
Bank of America, NA	USD	725	RUB	42,149	9/15/17	(21,222)
Bank of America, NA	USD	733	TRY	2,672	9/15/17	10,740
Bank of America, NA	USD	384	TWD	11,706	9/15/17	1,112
Barclays Bank PLC	MYR	2,625	USD	609	7/05/17	(2,885)
Barclays Bank PLC	USD	86	MYR	367	7/14/17	(877)
Barclays Bank PLC	USD	608	MYR	2,625	7/21/17	1,473
Barclays Bank PLC	USD	385	MYR	1,660	7/28/17	377
Barclays Bank PLC	PHP	56,991	USD	1,136	9/15/17	14,020
Barclays Bank PLC	TWD	16,693	USD	550	9/15/17	398
Barclays Bank PLC	USD	79	INR	5,221	9/15/17	901
Barclays Bank PLC	USD	750	ZAR	10,020	9/15/17	6,447
Brown Brothers Harriman & Co.	AUD	510	USD	378	9/15/17	(13,178)
Brown Brothers Harriman & Co.	CAD	513	USD	380	9/15/17	(15,597)
Brown Brothers Harriman & Co.	CHF	353	USD	353	9/15/17	(17,208)
Brown Brothers Harriman & Co.	CZK	8,410	USD	361	9/15/17	(8,424)
Brown Brothers Harriman & Co.	MXN	13,226	USD	708	9/15/17	(12,692)
Brown Brothers Harriman & Co.	PLN	1,368	USD	367	9/15/17	(1,663)
Brown Brothers Harriman & Co.	THB	2,603	USD	77	9/15/17	(61)
Brown Brothers Harriman & Co.	USD	386	CAD	513	9/15/17	10,309
Brown Brothers Harriman & Co.	USD	279	MXN	5,222	9/15/17	5,045
Brown Brothers Harriman & Co.	USD	734	PLN	2,783	9/15/17	17,035
Brown Brothers Harriman & Co.	USD	751	THB	25,579	9/15/17	2,445
Brown Brothers Harriman & Co.	USD	409	TRY	1,468	9/15/17	(855)
Brown Brothers Harriman & Co.	USD	68	ZAR	933	9/15/17	2,603
Brown Brothers Harriman & Co.	ZAR	9,924	USD	764	9/15/17	14,446
Citibank, NA	BRL	1,105	USD	345	7/05/17	11,287
Citibank, NA	USD	334	BRL	1,105	7/05/17	(474)
Citibank, NA	CLP	754,261	USD	1,123	9/15/17	(10,628)
Citibank, NA	COP	1,257,085	USD	409	9/15/17	230
Citibank, NA	HUF	204,719	USD	750	9/15/17	(9,129)
Citibank, NA	IDR	11,446,009	USD	853	9/15/17	1,232
Citibank, NA	PEN	1,244	USD	377	9/15/17	(3,000)
Citibank, NA	USD	1,482	ARS	24,810	9/15/17	(45,507)
Citibank, NA	USD	349	CLP	233,616	9/15/17	1,775
Deutsche Bank AG	BRL	3,395	USD	1,015	7/05/17	(10,138)
Deutsche Bank AG	USD	1,026	BRL	3,395	7/05/17	(1,456)
Deutsche Bank AG	USD	1,002	BRL	3,395	9/05/17	9,172
Goldman Sachs Bank USA	INR	25,460	USD	391	9/15/17	534
HSBC Bank USA	CNH	748	USD	109	9/15/17	(786)
JPMorgan Chase Bank, NA	USD	617	MYR	2,625	7/05/17	(5,774)
JPMorgan Chase Bank, NA	NGN	15,193	USD	39	8/21/17	(6,773)
JPMorgan Chase Bank, NA	USD	417	BRL	1,401	9/05/17	(59)
JPMorgan Chase Bank, NA	CZK	13,748	USD	587	9/15/17	(17,647)
JPMorgan Chase Bank, NA	INR	96,147	USD	1,471	9/15/17	(4,164)
JPMorgan Chase Bank, NA	USD	75	ARS	1,250	9/15/17	(2,398)
JPMorgan Chase Bank, NA	USD	750	HUF	204,719	9/15/17	9,444
JPMorgan Chase Bank, NA	USD	738	IDR	9,894,141	9/15/17	(1,285)
JPMorgan Chase Bank, NA	USD	761	TWD	22,856	9/15/17	(9,189)
Standard Chartered Bank	USD	1,876	CNY	12,838	9/15/17	8,961

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	CHF	915	USD	948	9/15/17	$(10,796)
UBS AG	USD	1,419	MXN	26,236	9/15/17	9,934

						$(69,334)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	BRL	2,620	1/02/19	9.180%	CDI	$(2,539)
Morgan Stanley & Co., LLC/(CME Group)		2,617	1/02/19	9.235%	CDI	(3,059)
Morgan Stanley & Co., LLC/(CME Group)	MXN	1,911	6/22/20	4 Week TIIE	6.770%	72
Morgan Stanley & Co., LLC/(CME Group)	BRL	1,064	1/04/21	CDI	10.165%	1,885
Morgan Stanley & Co., LLC/(CME Group)		1,062	1/04/21	CDI	10.215%	2,267
Morgan Stanley & Co., LLC/(CME Group)	$	271	10/11/26	1.612%	3 Month LIBOR	14,573
Morgan Stanley & Co., LLC/(CME Group)	MXN	701	6/14/27	7.090%	4 Week TIIE	202

						$13,401

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
Brazilian Government Bond, 4.25% 1/7/25, 6/20/22*	(1.00)%	2.38%	$415	$25,944	$33,711	$(7,767)
Brazilian Government Bond, 4.25% 1/7/25, 6/20/22*	(1.00)	2.38	246	15,378	19,779	(4,401)
JPMorgan Chase Bank, NA
Brazilian Government Bond, 4.25% 1/7/25, 6/20/22*	(1.00)	2.38	47	2,938	3,760	(822)

				$44,260	$57,250	$(12,990)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Bank of America, NA iShares MSCI Emerging Markets ETF 12/15/17*	$21.05	USD	428	$(110,128)	$	– 0	–	$(110,128)
Bank of America, NA iShares MSCI Emerging Markets ETF 12/15/17*	21.70		441	(128,957)		– 0	–	(128,957)
Deutsche Bank AG iShares MSCI Emerging Markets ETF 7/21/17*	15.85		74	(11,711)		– 0	–	11,711

								$(227,374)

*	Termination date

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $10,402,783 or 12.8% of net assets.
(c)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
16.00%, 7/10/20	9/11/12	$199,866	$172,838	0.21%
Tonon Luxembourg SA
9.25%, 1/24/20	6/28/13	272,560	11,399	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,628	15,150	0.02%

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Defaulted.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2017.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,438,140 and gross unrealized depreciation of investments was $(1,502,374), resulting in net unrealized appreciation of $4,935,766.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN (1)

June 30, 2017 (unaudited)

19.8%	China
13.1%	South Korea
10.1%	Taiwan
5.1%	Japan
4.3%	India
4.2%	Russia
4.1%	Brazil
3.6%	Mexico
3.6%	Turkey
3.0%	Argentina
2.1%	Hungary
2.0%	United States
1.6%	South Africa
14.6%	Other
8.8%	Short-Term

100.0%	Total Investments

(1)

All data are as of June 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Angola, Australia, Azerbaijan, Bahrain, Chile, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Ethiopia, Hong Kong, Indonesia, Ivory Coast, Jamaica, Kazakhstan, Lebanon, Mongolia, Panama, Peru, Poland, Romania, Senegal, Sri Lanka, Thailand, Trinidad & Tobago, Ukraine, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela and Vietnam.

AB Emerging Markets Multi Asset Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,479,505		$15,787,895		$	– 0	–	$17,267,400
Information Technology	362,111		10,026,461			– 0	–	10,388,572
Industrials	31,482		7,441,108			– 0	–	7,472,590
Energy	2,198,760		1,923,838			– 0	–	4,122,598
Materials	135,272		2,930,794			– 0	–	3,066,066
Consumer Discretionary	481,325		1,891,835			– 0	–	2,373,160
Telecommunication Services	277,222		1,229,724			– 0	–	1,506,946
Utilities	382,915		994,362			– 0	–	1,377,277
Real Estate	– 0	–	643,517			– 0	–	643,517
Consumer Staples	– 0	–	493,424			– 0	–	493,424
Health Care	– 0	–	58,561			– 0	–	58,561
Fixed Income Securities:
Sovereign Bonds	– 0	–	10,349,508			– 0	–	10,349,508
Treasury Bonds	– 0	–	2,419,502			– 0	–	2,419,502
Quasi-Sovereign Bonds	– 0	–	2,297,168			– 0	–	2,297,168
Emerging Markets - Treasuries	– 0	–	1,857,769			– 0	–	1,857,769
Inflation-Linked Securities	– 0	–	1,857,352			– 0	–	1,857,352
Corporate Bonds	– 0	–	1,536,060			321,242		1,857,302
Regional Bonds	– 0	–	551,610			– 0	–	551,610
Investment Companies	250,246		285,568			– 0	–	535,814
Short-Term Investments:
Investment Companies	6,166,374		– 0	–		– 0	–	6,166,374
Time Deposits	– 0	–	339,419			– 0	–	339,419
Sovereign Bonds	– 0	–	287,826			– 0	–	287,826
Treasury Bonds	– 0	–	47,972			– 0	–	47,972

Total Investments in Securities	11,765,212		65,251,273	†		321,242		77,337,727
Other Financial Instruments*:
Assets
Futures	30,688		53,239			– 0	–	83,927
Forward Currency Exchange Contracts	– 0	–	178,344			– 0	–	178,344
Centrally Cleared Interest Rate Swaps	– 0	–	18,999			– 0	–	18,999
Variance Swaps	– 0	–	11,711			– 0	–	11,711
Liabilities
Futures	(6,391)		(3,605)			– 0	–	(9,996)
Forward Currency Exchange Contracts	– 0	–	(247,678)			– 0	–	(247,678)
Centrally Cleared Interest Rate Swaps	– 0	–	(5,598)			– 0	–	(5,598)
Credit Default Swaps	– 0	–	(12,990)			– 0	–	(12,990)
Variance Swaps	– 0	–	(239,085)			– 0	–	(239,085)

Total^	$11,789,509		$65,004,610			$321,242		$77,115,361

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds		Totals
Balance as of 3/31/17	$182,267		$182,267
Accrued discounts/(premiums)	202		202
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(18,569)		(18,569)
Purchases	157,342		157,342
Sales	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/17	$321,242		$321,242	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(18,569)		$(18,569)

+	There were no transfers into or out of Level 3 during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. — Government Money Market Portfolio for the three months ended June 30, 2017 is as follows:

Market Value March 31, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2017 (000)	Dividend Income (000)
$9,352	$9,390	$12,576	$6,166	$11

A summary of the Fund’s investments of cash collateral for securities loaned transactions is as follows:

AB Fixed-Income Shares, Inc. - Government Money Market Portfolio

Market Value March 31, 2017 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2017 (000)			Dividend Income (000)
$	– 0	–	$416	$416	$	– 0	–	$0	*

*	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2017